SHARE CAPITAL - Dividends Paid And Declared (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Dividends paid	$ 19.0	$ 18.9
Dividends declared in respect of the year	$ 19.2	$ 19.4
Dividend paid (in USD per share)	$ 0.02	$ 0.02
Dividend declared in respect of the year (in USD per share)	$ 0.02	$ 0.02